Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2013
Concentration of exposures to credit risk in OTC derivatives

The following tables present Nomura’s significant concentration of exposures to credit risk in OTC derivatives with financial institutions. The gross fair value of derivative assets represents the maximum amount of loss due to credit risk that Nomura would incur if the counterparties of Nomura failed to perform in accordance with the terms of the instruments and any collateral or other security Nomura held in relation to those instruments proved to be of no value.

	Billions of yen
	March 31, 2012
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥18,881	¥(17,553)	¥(797)	¥531

	Billions of yen
	March 31, 2013
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥20,169	¥(18,415)	¥(981)	¥773

Volume of derivative activity in statement of financial position

The following table quantifies the volume of Nomura’s derivative activity through a disclosure of notional amounts, in comparison with the fair value of those derivatives. All amounts are disclosed on a gross basis, prior to counterparty netting of derivative assets and liabilities and cash collateral netting against net derivatives.

	Billions of yen
	March 31, 2012
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥16,079	¥1,603	¥14,497	¥1,687
Interest rate contracts	636,833	18,843	592,413	18,597
Credit contracts	37,067	1,864	41,785	1,952
Foreign exchange contracts	59,296	1,356	62,999	1,407
Commodity contracts	50	4	45	5

Total	¥749,325	¥23,670	¥711,739	¥23,648

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,855	¥78	¥—	¥—
Foreign exchange contracts	190	4	97	1

Total	¥2,045	¥82	¥97	¥1

Total derivatives	¥751,370	¥23,752	¥711,836	¥23,649

	Billions of yen
	March 31, 2013
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥14,130	¥1,857	¥14,550	¥2,017
Interest rate contracts	727,129	21,685	711,914	21,452
Credit contracts	44,582	1,839	42,889	1,979
Foreign exchange contracts	81,002	2,104	80,280	2,007
Commodity contracts	29	1	39	2

Total	¥866,872	¥27,486	¥849,672	¥27,457

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,748	¥88	¥162	¥0
Foreign exchange contracts	92	1	24	1

Total	¥1,840	¥89	¥186	¥1

Total derivatives	¥868,712	¥27,575	¥849,858	¥27,458

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(3)	As of March 31, 2012 and 2013, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.

Derivative amounts included in consolidated statements of income

The following table presents amounts included in the consolidated statements of income related to derivatives used for trading and non-trading purposes by type of underlying derivative contract.

	Billions of yen
	Year ended March 31
	2011	2012	2013
Derivatives used for trading and non-trading purposes(1)(2):
Equity contracts	¥206	¥(137)	¥(69)
Interest rate contracts	132	42	65
Credit contracts	88	(73)	(18)
Foreign exchange contracts	(171)	(67)	(329)
Commodity contracts	(10)	(4)	(0)

Total	¥245	¥(239)	¥(351)

(1)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(2)	Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the years ended March 31, 2011, 2012 and 2013, these amounts have not been separately presented as net gains (losses) for these non-trading derivatives were not significant.

Fair value hedges

The following table presents amounts included in the consolidated statements of income related to derivatives designated as fair value hedges by type of underlying derivative contract and the nature of the hedged item.

	Billions of yen
	Year ended March 31
	2011	2012	2013
Derivatives designated as hedging instruments:
Interest rate contracts	¥22	¥76	¥33

Total	¥22	¥76	¥33

Hedged items:
Long-term borrowings	¥(22)	¥(76)	¥(33)

Total	¥(22)	¥(76)	¥(33)

Net investment hedges

The following table presents gains (losses) from derivatives and non-derivatives designated as net investment hedges included in the consolidated statements of comprehensive income.

	Billions of yen
	Year ended March 31
	2011	2012	2013
Hedging instruments:
Foreign exchange contracts	¥0	¥(1)	¥(14)
Long-term borrowings	17	4	(15)

Total	¥17	¥3	¥(29)

(1)	The portion of the gains (losses) representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of income. The amount of gains (losses) was not significant during the years ended March 31, 2011, 2012 and 2013.

Written credit derivatives and purchased credit protection

The following tables present information about Nomura’s written credit derivatives and purchased credit protection with identical underlyings as of March 31, 2012 and March 31, 2013.

	Billions of yen
	March 31, 2012
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥562	¥20,159	¥2,902	¥6,750	¥8,510	¥1,997	¥18,692
Credit default indices	124	10,738	1,667	2,089	5,807	1,175	9,334
Other credit risk related portfolio products	223	3,298	1,084	1,201	441	572	2,138
Credit risk related options and swaptions	(1)	781	0	—	439	342	651

Total	¥908	¥34,976	¥5,653	¥10,040	¥15,197	¥4,086	¥30,815

	Billions of yen
	March 31, 2013
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥210	¥24,659	¥4,575	¥7,961	¥9,877	¥2,246	¥22,431
Credit default indices	(16)	12,722	1,482	3,555	6,815	870	11,592
Other credit risk related portfolio products	230	2,586	666	1,112	215	593	1,710
Credit risk related options and swaptions	0	51	—	—	27	24	42

Total	¥424	¥40,018	¥6,723	¥12,628	¥16,934	¥3,733	¥35,775

(1)	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.

Written credit derivatives by external credit rating of underlying asset

The following tables present information about Nomura’s written credit derivatives by external credit rating of the underlying asset. Ratings are based on Standard & Poor’s Financial Services LLC (“S&P”), or if not rated by S&P, based on Moody’s Investors Service, Inc. If ratings from either of these agencies are not available, the ratings are based on Fitch Ratings Ltd. or Japan Credit Rating Agency, Ltd. For credit default indices, the rating is determined by taking the weighted average of the external credit ratings given for each of the underlying reference entities comprising the portfolio or index.

	Billions of yen
	March 31, 2012
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,196	¥1,749	¥5,878	¥5,550	¥2,974	¥1,812	¥20,159
Credit default indices	140	711	5,358	2,905	1,619	5	10,738
Other credit risk related portfolio products	20	18	3	111	212	2,934	3,298
Credit risk related options and swaptions	0	0	137	532	112	—	781

Total	¥2,356	¥2,478	¥11,376	¥9,098	¥4,917	¥4,751	¥34,976

	Billions of yen
	March 31, 2013
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,400	¥1,594	¥5,945	¥8,208	¥4,073	¥2,439	¥24,659
Credit default indices	14	589	6,360	3,516	1,910	333	12,722
Other credit risk related portfolio products	77	17	9	127	243	2,113	2,586
Credit risk related options and swaptions	—	—	18	—	33	—	51

Total	¥2,491	¥2,200	¥12,332	¥11,851	¥6,259	¥4,885	¥40,018

(1)	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.